Financial Risk Management	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Financial Risk Management
NOTE 2. FINANCIAL RISK MANAGEMENT
The Group’s activities expose it to a variety of financial risks: market risk (including currency risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance of the Group.
The Group hedges its foreign exchange risk exposure arising from future commercial transactions and recognised assets and liabilities using natural hedging by holding currency that matches forecast expenditure in each of the major foreign currencies used (AUD, EUR, USD). The Group may use derivative financial instruments such as foreign exchange contracts to hedge certain risk exposures when the Group expects a major transaction in the currency other than the major foreign currencies used by the Group. The Group uses different methods to measure different types of risk to which it is exposed. These methods include sensitivity analysis and cash flow forecasting in the case of foreign exchange and aging analysis for credit risk.
Risk management is carried out by senior management under policies approved by the board of directors. Management identifies, evaluates and hedges financial risks in close co-operation
with the Group’s operating units. The board provides the principles for overall risk management, as well as policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative
financial instruments, and investment of excess liquidity.
(a) Market risk
Foreign exchange risk
The Group operates internationally and is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to the US dollar and Euro.
Foreign exchange risk arises from future commercial transactions and recognized assets and liabilities denominated in a currency that is not the entity’s functional currency. The risk is measured using sensitivity analysis and cash flow forecasting.
Management has set up a policy to manage the company’s exchange risk within the Group companies. The Group hedges its foreign exchange risk exposure arising from future commercial transactions and recognized assets and liabilities using forward contracts or natural hedging.
The Group considers using forward exchange contracts to cover anticipated cash flow in USD and Euro periodically. This policy is reviewed regularly by directors from time to time. There were no outstanding foreign exchange contracts as at June 30, 2021 and June 30, 2020.
The Group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollar, was as follows:

	June 30, 2021		June 30, 2020
	USD	EUR	USD	EUR
Cash in bank	14,016,277	14,320,386	7,444,611	9,243,299
Trade and other receivables	49,880	4,312,691	—	1,966,803
Trade and other payables	(690,847)	(663,196)	(589,428)	(951,654)
Sensitivity
Based on the financial assets and liabilities held at June 30, 2021, had the Australian dollar weakened/ strengthened by 10% against the US dollar with all other variables held constant, the Group’s post-tax
loss for the year would have been $1,337,531 lower/$1,337,531 higher (2020 – $685,518 lower/$685,518 higher).
Based on the financial instruments held at June 30, 2021, had the Australian dollar weakened/ strengthened by 10% against the Euro with all other variables held constant, the Group’s post-tax
loss for the year would have been $1,796,988 lower/$
1,796,988

higher (2020 – $1,025,845 lower/$1,025,845 higher), mainly as a result of foreign exchange gains/losses on translation of Euro denominated financial instruments. Any changes in post-tax
loss will have an equivalent change to equity.

The US warrants financial liability will be equity-based settled upon exercise of the US warrants. However, as the exercise will be done with an exercise price in US dollars, there is a foreign exchange risk due to the subsequent translation to Australian dollars.
Currently the Group’s exposure to other foreign exchange movements is not material
.
(b) Credit risk
Credit risk is managed on a Group basis. Credit risk arises from cash and cash equivalents and receivables. Cash and cash equivalents consist primarily of deposits with banks for only independently rated parties with a minimum rating of ‘A’ according to ratings agencies are accepted. Receivables consist primarily of amounts recoverable from governments, where risk of non-recoverability
is minimal.
The credit quality of cash and cash equivalents and receivables are neither past due nor impaired can be assessed by reference to external credit ratings:

	June 30, 2021	June 30, 2020
	$	$
Cash at bank and short-term bank deposits excluding restricted cash
Minimum rating of A	60,127,906	26,321,627
(c) Liquidity risk
Prudent liquidity risk management implies maintaining sufficient cash to meet obligations when due. At the end of the reporting period the Group held deposits at call of $60,127,906 (2020 – $26,321,627) that are expected to readily generate cash inflows for managing liquidity risk. Management monitors rolling forecasts of the Group’s liquidity reserve cash and cash equivalents (note 7) on the basis of expected cash flows. In addition, the Group’s liquidity management policy involves projecting cash flows in major currencies and considering the level of liquid assets necessary to meet these.
As outlined in Note 3, the company’s monitoring of its cash requirements extends to the consideration of potential capital raising strategies and an active involvement with its institutional and retail investor base.
Maturities of financial liabilities
The tables below analyze the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities for:

(a)	all non-derivative financial liabilities, and

(b)	net and gross settled derivative financial instruments for which the contractual maturities are essential for an understanding of the timing of the cash flows.
The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities At June 30, 2021	Less than 12 months $	Between 1 and 5 years $	More than 5 years $	Total contractual cash flows $	Carrying Amount (assets) / liabilities $
Non-Derivatives
Trade and other payables	4,781,729	—	—	4,781,729	4,781,729
Convertible note liability (refer note 16)	—	4,469,019	—	4,469,019	2,526,870
Lease liability	215,005	78,455	—	293,460	288,307

	4,996,734	4,547,474	—	9,544,208	7,596,906

Contractual maturities of financial liabilities At June 30, 2020	Less than 12 months $	Between 1 and 5 years $	More than 5 years $	Total contractual cash flows $	Carrying Amount (assets) / liabilities $
Non-Derivatives
Trade and other payables	2,934,371	—	—	2,934,371	2,934,371
Convertible note liability (refer note 16)	—	—	17,876,076	17,876,076	8,789,113
Lease liability	137,025	136,154	—	273,179	262,383

	3,071,396	136,154	17,876,076	21,083,626	11,985,867

(d) Fair value measurements
The following table presents the Group’s financial assets and financial liabilities measured and recognized at fair value at June 30, 2021 and June 30, 2020 on a recurring basis:

At June 30, 2021	Level 1 $	Level 2 $	Level 3 $	Total $
Liabilities
Convertible note liability	—	—	2,526,870	2,526,870
Warrant liability	—	722,966	—	722,966

Total liabilities	—	722,966	2,526,870	3,249,836

At June 30, 2020	Level 1 $	Level 2 $	Level 3 $	Total $
Liabilities
Convertible note liability	—	—	8,789,113	8,789,113
Warrant liability	—	949,600	—	949,600

Total liabilities	—	949,600	8,789,113	9,738,713

(i) Valuation techniques used to determine fair values
Level
 1:
The fair value of financial instruments trade in active markets (such as publicly traded derivatives, and trading and available-for-sale
securities) is based on quoted (unadjusted) market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.
Level
 2:
The fair value of financial instruments that are not traded in an active market (for example over-the-counter
derivatives) is determined using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
Level
 3:
If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.
Specific valuation techniques used to value financial instruments include:

•	The use of quoted market prices or dealer quotes for similar instruments

•	The fair value of interest rate swaps is calculated as the present value of the estimated future cash flows based on observable yield curves

•	The fair value of forward foreign exchange contracts is determined using forward exchange rates at the balance sheet date

•	The fair value of the remaining financial instruments is determined using discounted cash flow analysis.

(ii) Fair value measurements using value

technique
s

•	There are no financial instruments as at June 30, 2021 under Level 1.

•	Level 2 financial instruments consist of warrant liabilities. Refer to Note 15 for details of fair value measurement.

•	Level 3 financial instruments consist of convertible notes. Refer to Note 16 for details of fair value measurement.
(iii) Valuation inputs and relationships to fair value
For US warrant valuation inputs under Level 2, please refer to Note 15.
The following table summarizes the quantitative information about the significant inputs used in level 3 fair value measurements:

Description	Fair value at June 30, 2021 $	Unobservable inputs	Range of inputs
Convertible note	2,526,870	Face value	3,437,707
		Interest rate of note	3%
		Risk adjusted interest rate	15%
(iv) Valuation process
The convertible note was valued using a discounted cash flow model.